Investment Securities - Schedule of Amortized Cost, Gross Unrealized Gains and Losses, and Estimated Fair Values of Investment Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment securities held to maturity:
Amortized Cost	$ 2,409,184	$ 2,581,469
Gross Unrealized Gains	10,165	0
Gross Unrealized Losses	0	(56,944)
Fair Value	2,419,349	2,524,525
Investment securities available for sale:
Amortized Cost	7,662,541	8,079,918
Gross Unrealized Gains	92,273	9,025
Gross Unrealized Losses	(343,742)	(537,925)
Fair Value	7,411,072	7,551,018
Accrued interest receivable on investment securities held to maturity	$ 5,300	$ 5,700
Debt Securities, Held-to-Maturity, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Discount included in amortized cost of investment securities HTM	$ (577,100)	$ (649,700)
Accrued interest receivable on investment securities available for sale	$ 28,600	$ 29,500
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
U.S. Treasury securities
Investment securities available for sale:
Amortized Cost	$ 1,173,467	$ 1,214,363
Gross Unrealized Gains	21,640	3,203
Gross Unrealized Losses	0	(4,824)
Fair Value	1,195,107	1,212,742
U.S. Government agency securities
Investment securities available for sale:
Amortized Cost		29,993
Gross Unrealized Gains		0
Gross Unrealized Losses		(830)
Fair Value		29,163
Mortgage-backed securities issued by U.S. Government agencies
Investment securities available for sale:
Amortized Cost	1,456,102	1,583,331
Gross Unrealized Gains	16,647	848
Gross Unrealized Losses	(84,796)	(121,389)
Fair Value	1,387,953	1,462,790
Mortgage-backed securities issued by U.S. Government sponsored enterprises
Investment securities held to maturity:
Amortized Cost	2,409,184	2,581,469
Gross Unrealized Gains	10,165	0
Gross Unrealized Losses	0	(56,944)
Fair Value	2,419,349	2,524,525
Investment securities available for sale:
Amortized Cost	2,113,876	2,294,700
Gross Unrealized Gains	7,540	250
Gross Unrealized Losses	(159,622)	(260,915)
Fair Value	1,961,794	2,034,035
Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises
Investment securities available for sale:
Amortized Cost	586,854	657,453
Gross Unrealized Gains	14	0
Gross Unrealized Losses	(80,221)	(107,252)
Fair Value	506,647	550,201
Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises
Investment securities available for sale:
Amortized Cost	2,332,242	2,290,968
Gross Unrealized Gains	46,432	4,724
Gross Unrealized Losses	(19,103)	(42,576)
Fair Value	$ 2,359,571	2,253,116
Corporate debt securities and other debt securities
Investment securities available for sale:
Amortized Cost		9,110
Gross Unrealized Gains		0
Gross Unrealized Losses		(139)
Fair Value		$ 8,971